Debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument
5.00% senior notes due 2023			$ 0
Term loan due 2018 (effective rate of 1.95% at June 30, 2013)			0
Capital leases	4		5
Total debt outstanding	1,054		5
Less current portion	(29)		(1)		(1)
Debt, less current portion	1,025		4		5
Total available credit facility limit	800
Total lease adjusted leverage ratio	3.24
Revolving Credit Facility
Debt Instrument
Total available credit facility limit	300		0
Letters of credit outstanding	(3)		0
Maximum leverage ratio constraint (a)	(99)	[1]	0	[1]
Total available and undrawn	$ 198		$ 0
Maximum
Debt Instrument
Total lease adjusted leverage ratio	3.75

[1]	Our credit facility contains a maximum lease adjusted leverage ratio of 3.75 to 1.00. As a result, we were limited to the amount we could borrow under our revolving credit facility at June 30, 2013.